Income Taxes - Schedule of Income before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Before Income Taxes [Abstract]
Income (loss) before taxes:	$ (96,795)	$ 3,479,476	$ 3,568,861
Cayman Islands statutory income tax rate
Income tax calculated at statutory rate
Rate differences in various jurisdictions	1,082,355	487,611	470,332
Tax effect of non-taxable income	(1,122,273)	(1,564)	(241,185)
R&D additional deduction	(198,766)	(287,423)
Tax effect of non-deductible expenditure	311,177	192,798	159,650
Change in deferred income tax allowance	117,607	120,664	45,359
PRC dividend withholding tax	339,590	121,113	17,200
Deferred income tax (recovery) expenses	(265,469)	(186,300)	50,215
Income tax expenses	$ 264,221	$ 446,899	$ 501,571